FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of derivative financial instruments
(i)	Foreign exchange forward contracts

	CAN dollar average
	exchange rate	Notional	Notional
Maturity	per one U.S. dollar	amount sold	amount bought
Videotron
Less than 1 year	1.3235	$207.1	US$	156.5

(ii)	Cross-currency interest rate swaps

	Hedging instrument
					CAN dollar
				Annual interest	exchange rate on
				rate on notional	interest and
	Period		Notional	amount in	capital payments
Hedged item	covered		amount	CAN dollars	per one U.S. dollar
Quebecor Media
5.750% Senior Notes due 2023	2016 to 2023	US$	431.3	7.27%	0.9792
5.750% Senior Notes due 2023	2012 to 2023	US$	418.7	6.85%	0.9759

Videotron
5.000% Senior Notes due 2022	2014 to 2022	US$	543.1	6.01%	0.9983
5.000% Senior Notes due 2022	2012 to 2022	US$	256.9	5.81%	1.0016
5.375% Senior Notes due 2024	2014 to 2024	US$	158.6	Bankers’ acceptance 3 months +2.67%	1.1034
5.375% Senior Notes due 2024	2017 to 2024	US$	441.4	5.62%	1.1039
5.125% Senior Notes due 2027	2017 to 2027	US$	600.0	4.82%	1.3407

Schedule of carrying value and fair value of long-term debt and derivative financial instruments

	2020		2019
	Carrying	Fair	Carrying	Fair
Asset (liability)	value	value	value	value
Long-term debt[1]	$(5,740.5)	$(6,169.2)	$(5,927.9)	$(6,317.7)
Derivative financial instruments[2]
Foreign exchange forward contracts	(8.0)	(8.0)	(2.1)	(2.1)
Cross-currency interest rate swaps	605.1	605.1	679.8	679.8
[1]	The carrying value of long-term debt excludes changes in the fair value of long-term debt related to hedged interest rate risk and financing fees.
[2]

The net fair value of derivative financial instruments designated as cash flow hedges is an asset position of $552.5 million as of December 31, 2020  ($635.5 million in 2019) and the net fair value of derivative financial instruments designated as fair value hedges is an asset position of $44.6 million as of December 31, 2020 ($42.2 million in 2019).

Schedule of allowance for doubtful accounts

	2020	2019
Balance at beginning of year	$19.6	$20.5
Changes in expected credit losses charged to income	17.4	18.8
Write-off	(16.2)	(19.7)
Balance at end of year	$20.8	$19.6

Schedule of maturities of financial instruments

		Less than			5 years
	Total	1 year	1-3 years	3-5 years	or more
Bank indebtedness	$1.7	$1.7	$—	$—	$—
Advance from the parent corporation	16.9	16.9	—	—	—
Accounts payable and accrued charges	849.0	849.0	—	—	—
Long-term debt[1]	5,740.5	27.1	2,611.4	1,163.5	1,938.5
Interest payments on long-term debt[2]	1,160.0	238.8	456.0	246.7	218.5
Lease liabilities	203.2	37.2	60.2	38.9	66.9
Interest payments on lease liabilities	56.9	9.7	14.8	9.7	22.7
Derivative financial instruments[3]	(538.0)	1.6	(479.2)	(101.3)	40.9
Total	$7,490.2	$1,182.0	$2,663.2	$1,357.5	$2,287.5
[1]	The carrying value of long-term debt excludes changes in the fair value of long-term debt related to hedged interest rate risk and financing fees.
[2]	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2020.
[3]	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging on the principal of U.S.-dollars denominated debt.

Schedule of capital structure

	2020	2019
Bank indebtedness	$1.7	$28.8
Advance from the parent corporation	16.9	—
Long-term debt	5,727.6	5,899.4
Lease liabilities	203.2	170.5
Derivative financial instruments	(597.1)	(677.7)
Cash and cash equivalents	(137.3)	(14.0)
Loans to the parent corporation	—	(701.1)
Net liabilities	5,215.0	4,705.9
Equity	$1,420.4	$2,027.8

Foreign currency risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

		Other
		comprehensive
Increase (decrease)	Income	income
Increase of $0.10	$1.0	$48.7
Decrease of $0.10	(1.0)	(48.7)

Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

		Other
		comprehensive
Increase (decrease)	Income	income
Increase of 100 basis points	$(1.2)	$(10.0)
Decrease of 100 basis points	1.2	10.0